Other long-term liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other long-term liabilities	Other long-term liabilities
Other long-term liabilities consist of the following:

	2024	2023
Advances in aid of construction (a)	$102,897	$88,135
Asset retirement obligations (b)	42,694	41,754
Environmental remediation obligation (c)	41,714	40,772
Deferred credits and contingent consideration (d)	34,915	17,542
Customer deposits (e)	34,784	36,294
Unamortized investment tax credits (f)	17,180	17,255
Contingent liability (note 21(a))	15,656	84,641
Lease liabilities	10,691	7,742
Hook-up fees (g)	1,499	7,425
Contract adjustment payments (h)	—	39,590
Other	8,033	8,384
	$310,063	$389,534
Less: current portion	(36,265)	(79,315)
	$273,798	$310,219
(a)Advances in aid of construction
The Company’s regulated utilities have various agreements with real estate development companies (the "developers") conducting business within the Company’s utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development.
In many instances, developer advances can be subject to refund, but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 5 to 40 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment. In 2024, $672 (2023 - $238) was transferred from advances in aid of construction to contributions in aid of construction.
(b)Asset retirement obligations
    Asset retirement obligations mainly relate to legal requirements to: (i) cut (disconnect from the distribution system), purge (cleanup of natural gas and polychlorinated biphenyls ("PCB") contaminants) and cap natural gas mains within the natural gas distribution and transmission system when mains are retired in place, or sections of natural gas main are removed from the pipeline system; (ii) clean and remove storage tanks containing waste oil and other waste contaminants; (iii) remove certain river water intake structures and equipment; (iv) dispose of coal combustion residuals and PCB contaminants; and (v) remove asbestos upon major renovation or demolition of structures and facilities.
Changes in the asset retirement obligations are as follows:

	2024	2023
Opening balance	$41,754	$47,047
Obligation assumed	2,075	—
Retirement activities	(1,070)	(6,902)
Accretion	1,357	1,309
Change in cash flow estimates	(1,422)	300
Closing balance	$42,694	$41,754
12.Other long-term liabilities (continued)
(b)Asset retirement obligations (continued)
As the cost of retirement of utility assets in the United States is expected to be recovered through rates, a corresponding regulatory asset is recorded for liability accretion and asset depreciation expense (note 7(l)).
(c)Environmental remediation obligation
A number of the Company’s regulated utilities were named as potentially responsible parties for remediation of several sites at which hazardous waste is alleged to have been disposed as a result of historical operations of manufactured natural gas plants ("MGP") and related facilities. The Company is currently investigating and remediating, as necessary, those MGP and related sites in accordance with plans submitted to the agency with authority for each of the respective sites.
The Company estimates the remaining undiscounted, unescalated cost of the environmental cleanup activities will be $48,976 (2023 - $46,187), which at discount rates ranging from 3.4% to 4.7% represents the recorded accrual of $41,714 as of December 31, 2024 (2023 - $40,772). Approximately $25,038 is expected to be incurred over the next three years, with the balance of cash flows to be incurred over the following 29 years.
Changes in the environmental remediation obligation are as follows:

	2024	2023
Opening balance	$40,772	$42,457
Remediation activities	(1,249)	(3,687)
Accretion	1,738	1,616
Changes in cash flow estimates	2,998	1,395
Revision in assumptions	(2,545)	(1,009)
Closing balance	$41,714	$40,772
The Regulators for the New England Gas System and Energy North Gas System provide for the recovery of actual expenditures for site investigation and remediation over a period of seven years and, accordingly, as of December 31, 2024, the Company has reflected a regulatory asset of $62,340 (2023 - $66,779) for the MGP and related sites (note 7(h)).
(d)Deferred credits and contingent consideration
Deferred credits and contingent consideration include unresolved contingent consideration related to prior acquisitions, which is expected to be paid.
(e)Customer deposits
Customer deposits result from the Company’s obligation by Regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreement.
(f)Unamortized investment tax credits
The unamortized investment tax credits were assumed in connection with the acquisition of the Empire District Electric System. The investment tax credits are associated with an investment made in a generating station. The credits are being amortized over the life of the generating station.
(g)Hook-up fees
Hook-up fees result from the collection from customers of funds for installation and connection to the utility’s infrastructure. The fees are refundable as allowed under the facilities’ regulatory agreement.
12.Other long-term liabilities (continued)
(h)Contract adjustment payment
In June 2021, the Company sold 23,000,000 Green Equity Units for total gross proceeds of $1,150,000. Total annual distributions on the Green Equity Units were at a rate of 7.75%, consisting of interest on the notes (1.18% per year) and payments under the Purchase Contracts (6.57% per year). The present value of the contract adjustment payments was estimated at $222,378 and recorded in other liabilities. The contract adjustment payments amount were accreted over the three-year period. These contract adjustment payments fully settled during the second quarter of 2024.